Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue from External Customer [Line Items]
Total net revenues	¥ 9,965,786	$ 1,538,453	¥ 12,927,377	¥ 13,418,093
Sales of PV modules
Revenue from External Customer [Line Items]
Total net revenues	8,464,779	1,306,737	12,179,474	12,510,809
Sales of PV systems
Revenue from External Customer [Line Items]
Total net revenues	197,365	30,468	161,035	408,630
Sales of PV cells, wafers and raw materials
Revenue from External Customer [Line Items]
Total net revenues	686,056	105,909	439,622	430,597
Processing fee of PV cells and PV modules
Revenue from External Customer [Line Items]
Total net revenues	389,450	60,121	0	0
Other revenues
Revenue from External Customer [Line Items]
Total net revenues	¥ 228,136	$ 35,218	¥ 147,246	¥ 68,057